Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.7%
		Communication Services: 10.5%
15,510	(1)	Alphabet, Inc. - Class A	$31,989,685	3.5
91,623	(1)	Altice USA, Inc.	2,980,496	0.3
9,657	(1)	Charter Communications, Inc.	5,958,562	0.7
164,487		Comcast Corp. – Class A	8,900,392	1.0
77,527	(1)	Facebook, Inc.- Class A	22,834,027	2.5
38,073		Fox Corp. - Class A	1,374,816	0.2
96,224		Interpublic Group of Cos., Inc.	2,809,741	0.3
48,462	(1)	Iridium Communications, Inc.	1,999,058	0.2
13,558	(1)	Liberty Media Corp.- Liberty SiriusXM C Tracking Stock	598,043	0.1
49,647	(1)	Liberty Global PLC - Class A	1,273,942	0.1
11,932	(1)	NetFlix, Inc.	6,224,447	0.7
10,212		New York Times Co.	516,931	0.1
17,046		News Corp - Class A	433,480	0.0
2,982		Nexstar Media Group, Inc.	418,762	0.0
2,133	(1)	Roku, Inc.	694,867	0.1
28,037		Verizon Communications, Inc.	1,630,352	0.2
9,945		ViacomCBS, Inc. - Class B	448,520	0.0
20,083	(1)	Walt Disney Co.	3,705,715	0.4
14,020	(1)	Yelp, Inc.	546,780	0.1
			95,338,616	10.5

		Consumer Discretionary: 12.1%
12,680	(1)	Amazon.com, Inc.	39,232,934	4 .3
5,142	(1)	Autonation, Inc.	479,337	0.0
19,037		BorgWarner, Inc.	882,555	0.1
10,341	(1)	Boyd Gaming Corp.	609,705	0.1
16,442	(1)	Carmax, Inc.	2,181,196	0.2
2,573	(1)	Carvana Co.	675,155	0.1
371	(1)	Chipotle Mexican Grill, Inc.	527,124	0.1
9,761	(1)	Deckers Outdoor Corp.	3,225,230	0.4
16,815		eBay, Inc.	1,029,751	0.1
2,930	(1)	Etsy, Inc.	590,893	0.1
4,594		Garmin Ltd.	605,719	0.1
58,649		Gentex Corp.	2,092,010	0.2
30,541		Hilton Worldwide Holdings, Inc.	3,693,018	0.4
27,174		Home Depot, Inc.	8,294,863	0.9
10,264		KB Home	477,584	0.0
14,328		Kohl's Corp.	854,092	0.1
25,915		Lennar Corp. - Class A	2,623,375	0.3
1,199		Lithia Motors, Inc.	467,718	0.0
73,304	(1)	LKQ Corp.	3,102,958	0.3
5,442		Lowe's Cos, Inc.	1,034,960	0.1
11,884		McDonald's Corp.	2,663,680	0.3
4,474		Nike, Inc. - Class B	594,550	0.1
247	(1)	NVR, Inc.	1,163,600	0.1
4,940	(1)	Penn National Gaming, Inc.	517,910	0.1
1,924		Pool Corp.	664,242	0.1
29,730		Pulte Group, Inc.	1,559,041	0.2
11,450	(1)	Scientific Games Corp.	441,054	0.0
17,215		Target Corp.	3,409,775	0.4
32,322	(1)	Taylor Morrison Home Corp.	995,841	0.1
19,548	(1)	Tesla, Inc.	13,056,696	1.4
13,136		TJX Cos., Inc.	868,946	0.1
19,607		Tractor Supply Co.	3,472,008	0.4
10,003		Travel + Leisure Co.	611,783	0.1
66,825	(1)	Tri Pointe Homes, Inc.	1,360,557	0.1
4,944	(1)	Ulta Beauty, Inc.	1,528,536	0.2
8,131	(1)	YETI Holdings, Inc.	587,140	0.1
37,171		Yum! Brands, Inc.	4,021,159	0.4
			110,196,695	12.1

		Consumer Staples: 6.0%
29,395	(2)	Albertsons Cos, Inc.	560,563	0.1
129,817		Altria Group, Inc.	6,641,438	0.7
69,715		Colgate-Palmolive Co.	5,495,633	0.6
16,232		Costco Wholesale Corp.	5,721,455	0.6
9,386		Estee Lauder Cos., Inc.	2,729,918	0.3
17,910	(1)	Herbalife Nutrition Ltd.	794,488	0.1
5,919		Hershey Co.	936,149	0.1
83,421		Mondelez International, Inc.	4,882,631	0.5
44,373	(1)	Monster Beverage Corp.	4,041,936	0.5
77,475		PepsiCo, Inc.	10,958,839	1.2
90,030		Philip Morris International, Inc.	7,989,262	0.9
22,609		Procter & Gamble Co.	3,061,937	0.3
29,374	(1)	Sprouts Farmers Market, Inc.	781,936	0.1
			54,596,185	6 .0

		Energy: 2.7%
24,354		APA Corp.	435,937	0.0
21,892	(1)	ChampionX Corp.	475,713	0.1
30,087		Chevron Corp.	3,152,817	0.3
60,973		ConocoPhillips	3,229,740	0.4
59,583		Devon Energy Corp.	1,301,888	0.1
10,209		EOG Resources, Inc.	740,459	0.1
102,710		Equitrans Midstream Corp.	838,114	0.1
26,486		Exxon Mobil Corp.	1,478,713	0.2
29,236		Halliburton Co.	627,404	0.1
28,367		Marathon Petroleum Corp.	1,517,351	0.2
32,514		Phillips 66	2,651,192	0.3
14,323		Pioneer Natural Resources Co.	2,274,779	0.2
66,912		Targa Resources Corp.	2,124,456	0.2
88,552		Williams Cos., Inc.	2,097,797	0.2
40,711		World Fuel Services Corp.	1,433,027	0.2
			24,379,387	2.7

		Financials: 11.6%
39,260		Allstate Corp.	4,510,974	0.5
31,173		Ally Financial, Inc.	1,409,331	0.2
20,951		Ameriprise Financial, Inc.	4,870,060	0.5
9,399		Aon PLC	2,162,804	0.2
67,576		Bank of America Corp.	2,614,515	0.3
35,817	(1)	Berkshire Hathaway, Inc. – Class B	9,150,169	1.0
9,636		Blackrock, Inc.	7,265,159	0.8

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
41,089		Capital One Financial Corp.	$5,227,753	0.6
84,444		Citigroup, Inc.	6,143,301	0.7
41,655		Citizens Financial Group, Inc.	1,839,068	0.2
37,042		First American Financial Corp.	2,098,429	0.2
5,513		Globe Life, Inc.	532,721	0.1
121,995		JPMorgan Chase & Co.	18,571,299	2.0
13,475		LPL Financial Holdings, Inc.	1,915,606	0.2
79,885		Metlife, Inc.	4,856,209	0.5
4,336		MSCI, Inc. - Class A	1,817,998	0.2
110,506		Old Republic International Corp.	2,413,451	0.3
9,555		Popular, Inc.	671,908	0.1
63,389		Regions Financial Corp.	1,309,617	0.2
19,163		S&P Global, Inc.	6,762,048	0.8
30,059		Stifel Financial Corp.	1,925,580	0.2
71,300		Synchrony Financial	2,899,058	0.3
28,085		T. Rowe Price Group, Inc.	4,819,386	0.5
28,748		Unum Group	800,057	0.1
187,382		Wells Fargo & Co.	7,321,015	0.8
5,176		Willis Towers Watson PLC	1,184,683	0.1
			105,092,199	11.6

		Health Care: 13.1%
41,778		Abbott Laboratories	5,006,675	0.6
20,026		AbbVie, Inc.	2,167,214	0.2
17,198	(1)	Acadia Pharmaceuticals, Inc.	443,708	0.0
17,973		Agilent Technologies, Inc.	2,285,087	0.3
14,359	(1)	Alexion Pharmaceuticals, Inc.	2,195,635	0.2
1,765	(1)	Align Technology, Inc.	955,800	0.1
25,471	(1)	Alkermes PLC	475,798	0.1
15,727		Anthem, Inc.	5,645,207	0.6
6,988		Becton Dickinson & Co.	1,699,132	0.2
780	(1)	Bio-Rad Laboratories, Inc.	445,513	0.0
108,990		Bristol-Myers Squibb Co.	6,880,539	0.8
24,698	(1)	Centene Corp.	1,578,449	0.2
19,555		Cigna Corp.	4,727,226	0.5
11,700		CVS Health Corp.	880,191	0.1
1,273	(1)	DexCom, Inc.	457,503	0.1
59,671	(1)	Edwards Lifesciences Corp.	4,990,882	0.6
14,787		Eli Lilly & Co.	2,762,507	0.3
9,387		Humana, Inc.	3,935,500	0.4
43,347	(1)	Incyte Corp., Ltd.	3,522,811	0.4
9,157	(1)	Jazz Pharmaceuticals PLC	1,505,136	0.2
78,636		Johnson & Johnson	12,923,827	1.4
9,131		McKesson Corp.	1,780,910	0.2
86,562		Medtronic PLC	10,225,569	1.1
110,034		Merck & Co., Inc.	8,482,521	0.9
6,664	(1)	Quidel Corp.	852,525	0.1
7,070	(1)	Regeneron Pharmaceuticals, Inc.	3,345,100	0.4
16,091		Thermo Fisher Scientific, Inc.	7,343,611	0.8
36,666		UnitedHealth Group, Inc.	13,642,319	1.5
20,610	(1)	Vertex Pharmaceuticals, Inc.	4,428,883	0.5
18,860		Zoetis, Inc.	2,970,073	0.3
			118,555,851	13.1

		Industrials: 9.0%
14,124		Acuity Brands, Inc.	2,330,460	0.3
4,231		AGCO Corp.	607,783	0.1
55,513		Allison Transmission Holdings, Inc.	2,266,596	0.2
32,591		Ametek, Inc.	4,162,848	0.5
10,218		AO Smith Corp.	690,839	0.1
4,614	(1)	ASGN, Inc.	440,360	0.0
5,912	(1)	CACI International, Inc.	1,458,254	0.2
5,635		Carlisle Cos., Inc.	927,408	0.1
5,404	(1)	Clean Harbors, Inc.	454,260	0.0
37,421	(1)	Copart, Inc.	4,064,295	0.4
3,490	(1)	CoStar Group, Inc.	2,868,396	0.3
1,743		Cummins, Inc.	451,629	0.0
14,355		Deere & Co.	5,370,780	0.6
12,301		Eaton Corp. PLC	1,700,982	0.2
14,784		EMCOR Group, Inc.	1,658,174	0.2
23,770		Emerson Electric Co.	2,144,529	0.2
21,236		FedEx Corp.	6,031,874	0.7
57,571		Fortive Corp.	4,066,816	0.4
19,181		Fortune Brands Home & Security, Inc.	1,837,923	0.2
2,225	(1)	Generac Holdings, Inc.	728,576	0.1
91,625		General Electric Co.	1,203,036	0.1
108,138		GrafTech International Ltd.	1,322,528	0.1
3,650		Heico Corp. - HEI	459,170	0.0
26,196		Honeywell International, Inc.	5,686,366	0.6
12,033		ITT, Inc.	1,093,920	0.1
38,292		Johnson Controls International plc	2,284,884	0.3
21,478		KBR, Inc.	824,540	0.1
27,789		Knight-Swift Transportation Holdings, Inc.	1,336,373	0.1
15,877		Leidos Holdings, Inc.	1,528,638	0.2
55,090		Masco Corp.	3,299,891	0.4
4,210		Old Dominion Freight Line	1,012,126	0.1
8,283		Owens Corning, Inc.	762,782	0.1
3,100		Parker Hannifin Corp.	977,833	0.1
10,770		Pentair PLC	671,186	0.1
11,302		Regal Beloit Corp.	1,612,569	0.2
11,353		Rockwell Automation, Inc.	3,013,540	0.3
10,305		Roper Technologies, Inc.	4,156,419	0.5
18,185		Ryder System, Inc.	1,375,695	0.2
20,998		Union Pacific Corp.	4,628,169	0.5
22,198	(1)	Univar Solutions, Inc.	478,145	0.1
			81,990,592	9.0

		Information Technology: 26.4%
13,298	(1),(2)	2U, Inc.	508,382	0.1
4,271		Accenture PLC	1,179,864	0.1
12,826	(1)	Adobe, Inc.	6,097,096	0.7

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
7,428	(1)	Advanced Micro Devices, Inc.	$583,098	0.1
17,831	(1)	Akamai Technologies, Inc.	1,816,979	0.2
46,136		Amdocs Ltd.	3,236,440	0.4
16,755	(1)	Anaplan, Inc.	902,257	0.1
388,022		Apple, Inc.	47,396,887	5.2
60,185		Applied Materials, Inc.	8,040,716	0.9
18,612	(1)	Arrow Electronics, Inc.	2,062,582	0.2
3,248	(1)	Avalara, Inc.	433,381	0.0
34,627		Avnet, Inc.	1,437,367	0.2
7,981	(1)	BigCommerce Holdings, Inc.	461,302	0.0
25,643	(1)	Cadence Design Systems, Inc.	3,512,834	0.4
170,032		Cisco Systems, Inc.	8,792,355	1.0
18,416	(1)	Commvault Systems, Inc.	1,187,832	0.1
8,414	(1)	Datadog, Inc.	701,223	0.1
109,894	(1)	Dropbox, Inc.	2,929,774	0.3
22,736		DXC Technology Co.	710,727	0.1
6,309	(1)	EPAM Systems, Inc.	2,502,717	0.3
8,776	(1)	Euronet Worldwide, Inc.	1,213,721	0.1
15,354	(1)	F5 Networks, Inc.	3,203,151	0.3
3,203	(1)	Gartner, Inc.	584,708	0.1
27,852		Genpact Ltd.	1,192,623	0.1
37,756	(1)	GoDaddy, Inc.	2,930,621	0.3
2,485	(1)	HubSpot, Inc.	1,128,712	0.1
97,321		Intel Corp.	6,228,544	0.7
10,938		Intuit, Inc.	4,189,910	0.5
12,226		Jabil, Inc.	637,708	0.1
11,554		KLA Corp.	3,817,442	0.4
10,487		Lam Research Corp.	6,242,282	0.7
7,445		Mastercard, Inc. - Class A	2,650,792	0.3
224,359		Microsoft Corp.	52,897,121	5 .8
2,875		Monolithic Power Systems, Inc.	1,015,479	0.1
18,247		NetApp, Inc.	1,326,009	0.1
11,406		Nvidia Corp.	6,090,006	0.7
5,368	(1)	Palo Alto Networks, Inc.	1,728,818	0.2
44,186	(1)	PayPal Holdings, Inc.	10,730,128	1.2
10,948	(1)	Proofpoint, Inc.	1,377,149	0.1
84,935	(1)	Pure Storage, Inc. - Class A	1,829,500	0.2
51,948		Qualcomm, Inc.	6,887,785	0.8
7,092	(1)	Qualys, Inc.	743,100	0.1
11,907	(1)	Salesforce.com, Inc.	2,522,736	0.3
3,113	(1)	ServiceNow, Inc.	1,556,842	0.2
19,612		SYNNEX Corp.	2,252,242	0.2
16,773	(1)	Synopsys, Inc.	4,156,014	0.5
24,207		Teradyne, Inc.	2,945,508	0.3
18,527		Texas Instruments, Inc.	3,501,418	0.4
17,830		Visa, Inc. - Class A	3,775,146	0.4
95,107		Vishay Intertechnology, Inc.	2,290,176	0.2
10,015	(1)	VMware, Inc.	1,506,757	0.2
4,351	(1)	Workday, Inc.	1,080,919	0.1
11,220		Xilinx, Inc.	1,390,158	0.1
			240,117,038	26 .4

		Materials: 2.7%
12,293		Ashland Global Holdings, Inc.	1,091,250	0.1
17,826		Avient Corp.	842,635	0.1
96,210	(1)	Axalta Coating Systems Ltd.	2,845,892	0.3
48,841		Cabot Corp.	2,561,222	0.3
22,308		Commercial Metals Co.	687,979	0.1
35,402		Dow, Inc.	2,263,604	0.3
24,931		Eastman Chemical Co.	2,745,402	0.3
27,325		FMC Corp.	3,022,418	0.3
65,822	(1)	Freeport-McMoRan, Inc.	2,167,518	0.2
21,757		Huntsman Corp.	627,254	0.1
27,371		Louisiana-Pacific Corp.	1,517,996	0.2
20,840		Royal Gold, Inc.	2,242,801	0.2
8,997		RPM International, Inc.	826,374	0.1
1,644		Sherwin-Williams Co.	1,213,288	0.1
			24,655,633	2.7

		Real Estate: 2.7%
17,744		American Homes 4 Rent	591,585	0.1
11,999		American Tower Corp.	2,868,481	0.3
10,963		Apartment Income REIT Corp.	468,778	0.0
8,206	(1)	CBRE Group, Inc.	649,177	0.1
69,773		Corporate Office Properties Trust SBI MD	1,837,123	0.2
18,024		Duke Realty Corp.	755,746	0.1
3,346		Equinix, Inc.	2,273,908	0.2
56,695		Gaming and Leisure Properties, Inc.	2,405,569	0.3
49,296		Highwoods Properties, Inc.	2,116,770	0.2
120,464		Invitation Homes, Inc.	3,853,643	0.4
31,610		PotlatchDeltic Corp.	1,672,801	0.2
32,876		Spirit Realty Capital, Inc.	1,397,230	0.2
12,245		VEREIT, Inc.	472,902	0.0
97,244		Weyerhaeuser Co.	3,461,887	0.4
			24,825,600	2.7

		Utilities: 2.9%
29,984		American Water Works Co., Inc.	4,495,201	0.5
19,133		Black Hills Corp.	1,277,510	0.1
8,615		Dominion Energy, Inc.	654,395	0.1
3,457		DTE Energy Co.	460,265	0.0
42,909		Entergy Corp.	4,268,158	0.5
73,885		Evergy, Inc.	4,398,374	0.5
30,942		National Fuel Gas Co.	1,546,791	0.2
21,854		NextEra Energy, Inc.	1,652,381	0.2
6,874		Pinnacle West Capital Corp.	559,200	0.0
41,081		Public Service Enterprise Group, Inc.	2,473,487	0.3
3,976		Sempra Energy	527,138	0.0
62,497		UGI Corp.	2,563,002	0.3
93,214		Vistra Corp.	1,648,024	0.2
			26,523,926	2.9

	Total Common Stock
	(Cost $652,949,955)		906,271,722	99.7

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.4%
		Repurchase Agreements: 0.1%
1,000,000	(3)	National Bank Financial, Repurchase Agreement dated 03/31/21, 0.13%, due 04/01/21 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $1,019,999, due 04/01/21-09/09/49)	$1,000,000	0.1
85,791	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $85,791, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $87,507, due 05/06/21-03/01/51)	85,791	0.0

	Total Repurchase Agreements
	(Cost $1,085,791)		1,085,791	0.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.3%
2,351,000	(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
		(Cost $2,351,000)	2,351,000	0.3

Total Short-Term Investments
(Cost $3,436,791)	3,436,791	0.4

Total Investments in Securities (Cost $656,386,746)	$909,708,513	100.1
Liabilities in Excess of Other Assets	(991,938)	(0.1)
Net Assets	$908,716,575	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2021.

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock*	$906,271,722	$–	$–	$906,271,722
Short-Term Investments	2,351,000	1,085,791	–	3,436,791
Total Investments, at fair value	$908,622,722	$1,085,791	$–	$909,708,513
Other Financial Instruments+
Futures	3,845	–	–	3,845
Total Assets	$908,626,567	$1,085,791	$–	$909,712,358

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2021, the following futures contracts were outstanding for Voya Index Plus LargeCap Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	8	06/18/21	$1,586,960	$3,845
			$1,586,960	$3,845

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $658,098,969.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$258,209,129
Gross Unrealized Depreciation	(6,595,740)
Net Unrealized Appreciation	$251,613,389